                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       Form 13F

                                 Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                              ----------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                ------------
  This Amendment (Check only one.):          [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Woodland Partners LLC
          --------------------------------------------------
Address:   60 South Sixth Street, Suite 3750
          --------------------------------------------------
           Minneapolis, Minnesota 55402
          --------------------------------------------------

          --------------------------------------------------

Form 13F File Number:  28- 5982
                          --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard J. Rinkoff
          --------------------------------------------------
Title:     Managing Partner
          --------------------------------------------------
Phone:     (612) 359-4185
          --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff             Minneapolis, Minnesota        May 10,1999
------------------------------     -------------------------     ---------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                         ------------------------
Form 13F Information Table Entry Total:   45
                                         ------------------------
Form 13F Information Table Value Total:  $ 402,553
                                         ------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                      FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
 -------------------- -------------   --------  --------  --------------------- -----------  ----------  --------------------------
                         TITLE OF                 VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS         CUSIP   (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS     SOLE    SHARED     NONE
 -------------------- -------------   --------  --------  --------  ---- -----  -----------  ----------  -------  -------   -------
AC Nielsen Corp.          Common     004833109     18282    674000                  SOLE                   582600   91400
Aetrium                   Common     00817R103      3723    572750                  SOLE                   495350   77400
Alliant Techsystems       Common     018804104     17053    219500                  SOLE                   189800   29700
Alternative
 Resources Corp.          Common     02145R102      3624    568500                  SOLE                   491700   76800
Basin Exploration         Common     070107107      2447    176350                  SOLE                   152750   23600
Binks Sames Corp.         Common     090527102      4818    260450                  SOLE                   225250   35200
Bolder Technology         Common     097519102      4710    546100                  SOLE                   458000   88100
Central Newspapers        Common     154647101     12154    390500                  SOLE                   337500   53000
Communications Systems    Common     203900105      2979    313600                  SOLE                   269700   43900
Community First Bank      Common     203902101      6402    320100                  SOLE                   277000   43100
Corn Products Inc.        Common     219023108      7868    328700                  SOLE                   284300   44400
Donaldson                 Common     257651109      4549    252700                  SOLE                   218600   34100
Empi                      Common     291586105     15767    729100                  SOLE                   630500   98600
Enesco Group              Common     292973104      2463    136350                  SOLE                   115550   20800
Ferro Corp.               Common     315405100     15329    619350                  SOLE                   535550   83800
Funco                     Common     360762108     10977    498950                  SOLE                   432050   66900
Graco Inc.                Common     384109104     13511    612400                  SOLE                   529600   82800
H.B. Fuller Company       Common     359694106     25670    435550                  SOLE                   376750   58800
Highlands Insurance       Common     431032101      1798    170250                  SOLE                   148050   22200
Horace Mann               Common     440327104     14824    639300                  SOLE                   552900   86400
Idex                      Common     45167R104      4473    189850                  SOLE                   164150   25700
International Multifoods  Common     460043102     22192    951900                  SOLE                   823700  128200
Lodgenet                  Common     540211109      4481    682750                  SOLE                   581250  101500
MagneTek, Inc.            Common     559424106      5032    600850                  SOLE                   513050   87800
Material Sciences         Common     576674105      6475   1015750                  SOLE                   878350  137400
Merrill                   Common     590175105      4105    306900                  SOLE                   264600   42300
Midas Inc.                Common     595626102      4691    140550                  SOLE                   121550   19000
National Computer         Common     635519101      8026    327600                  SOLE                   283500   44100
Polaris                   Common     731068102      8906    280500                  SOLE                   242600   37900
Premark                   Common     740459102     10810    328200                  SOLE                   277800   50400
RTW Inc.                  Common     74974R107      2890    608450                  SOLE                   526150   82300
Rehabilicare              Common     758944102      2328    886900                  SOLE                   734500  152400
Rochester Medical         Common     771497104      4276    438600                  SOLE                   379300   59300
SPX Corp.                 Common     784635104     15169    300750                  SOLE                   260050   40700
Sport-Haley               Common     848925103      7254    892750                  SOLE                   772150  120600
Standard Motor Products   Common     853666105      9730    470300                  SOLE                   407200   63100
Stride Rite Corp.         Common     863314100     10066    821750                  SOLE                   710550  111200
TCF Financial Corp.       Common     872275102     14847    569650                  SOLE                   492650   77000
Terex Corp.               Common     880779103      9310    385900                  SOLE                   333400   52500
The Geon Company          Common     37246W105     10466    460050                  SOLE                   398150   61900
Tower Automotive          Common     891707101      8400    451000                  SOLE                   390000   61000


                                                      FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
 -------------------- -------------   --------  --------  --------------------- -----------  ----------  --------------------------
                         TITLE OF                 VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS         CUSIP   (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS     SOLE    SHARED     NONE
 -------------------- -------------   --------  --------  --------  ---- -----  -----------  ----------  -------  -------   -------
U.S. Can Corp.            Common     90328W105     11350    769500                  SOLE                   665700  103800
U.S. Industries           Common     912080108     17109   1040830                  SOLE                   899530  141300
Viacorp Restaurants       Common     925817108      4422    276350                  SOLE                   239850   36500
Vlasic Foods              Common     928559103      6797    252350                  SOLE                   454350   71000
                                                --------
TOTALS                                            402553
                                                --------
                                                --------